Trade Accounts and Notes Receivable - Finance Lease Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivables	₩ 41,887	₩ 43,946
Officers and employees [member]
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivables	41,624	43,445
ZHAOHUUI PROSPERITY INT'L LTD [member]
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivables	₩ 263	₩ 501